Trillium Mutual Funds
Trillium ESG Global Equity Fund
SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 98.5%
Automobiles & Components: 2.1%
48,955	Aptiv PLC (Ireland) (a)	$7,292,826
214,960	BYD Co. Ltd. (China)	6,681,474
39,710	Cie Generale des Etablissements Michelin SCA (France)	6,089,129
		20,063,429
Banks: 7.3%
288,160	Amalgamated Financial Corp. (United States)	4,558,691
16,340,831	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	4,355,596
36,440	Credicorp Ltd. (Peru)	4,042,653
378,565	DNB Bank ASA (Norway)	8,606,558
7,363,850	Equity Group Holdings Ltd. (Kenya)	3,382,040
728,845	Grupo Financiero Banorte SAB de CV (Mexico)	4,671,119
244,765	Hang Seng Bank Ltd. (Hong Kong)	4,192,536
93,630	HDFC Bank Ltd. - ADR (India)	6,843,417
87,030	KBC Group NV (Belgium)	7,850,472
40,250	PNC Financial Services Group, Inc. (United States)	7,874,510
150,000	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,166,006
13,680	SVB Financial Group (United States) (a)	8,849,318
		70,392,916
Capital Goods: 9.6%
163,170	Assa Abloy AB - Class B (Sweden)	4,733,009
119,660	Atlas Copco AB - Class A (Sweden)	7,225,747
58,700	Daifuku Co. Ltd. (Japan)	5,505,227
282,830	Epiroc AB - Class A (Sweden)	5,863,608
51,130	Ferguson PLC (Switzerland)	7,097,964
11,970	Generac Holdings, Inc. (United States) (a)	4,891,780
65,275	Kingspan Group PLC (Ireland)	6,511,113
130,500	Kurita Water Industries Ltd. (Japan)	6,279,441
78,100	Nidec Corp. (Japan)	8,609,744
82,055	Quanta Services, Inc. (United States)	9,339,500
22,845	Rockwell Automation, Inc. (United States)	6,717,344
49,445	Siemens AG (Germany)	8,086,753
38,075	Trane Technologies PLC (Ireland)	6,573,649
48,955	Xylem, Inc. (United States)	6,054,754
		93,489,633
Commercial & Professional Services: 2.6%
78,330	Herman Miller, Inc. (United States)	2,949,908
59,830	Intertek Group (United Kingdom)	4,000,668
163,100	Recruit Holdings Co. Ltd. (Japan)	9,969,627
55,475	Waste Management, Inc. (United States)	8,285,746
		25,205,949
Consumer Durables & Apparel: 3.1%
35,900	EssilorLuxottica SA (France)	6,882,023
8,160	Kering SA (France)	5,795,710
244,765	Levi Strauss & Co. - Class A (United States)	5,999,190
76,150	Nike, Inc. - Class B (United States)	11,059,265
		29,736,188
Consumer Services: 2.6%
34,810	Bright Horizons Family Solutions, Inc. (United States) (a)	4,853,210
108,780	Greggs PLC (United Kingdom) (a)	4,289,126
51,550	Marriott International, Inc. - Class A (United States) (a)	7,634,040
73,640	Starbucks Corp. (United States)	8,123,228
		24,899,604
Diversified Financials: 3.4%
118,940	Bank of New York Mellon Corp. (United States)	6,165,850
87,030	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT (United States)	4,654,364
64,180	Intercontinental Exchange, Inc. (United States)	7,369,148
32,860	LPL Financial Holdings, Inc. (United States)	5,151,134
16,310	MSCI, Inc. (United States)	9,922,025
		33,262,521
Food & Staples Retailing: 1.5%
351,750	Jeronimo Martins, SGPS, SA (Portugal)	7,012,183
227,355	Koninklijke Ahold Delhaize NV (Netherlands)	7,570,471
		14,582,654
Food, Beverage & Tobacco: 2.4%
62,005	Danone SA (France)	4,227,359
63,125	Darling Ingredients, Inc. (United States) (a)	4,538,688
48,955	Kerry Group PLC - Class A (Ireland)	6,577,991
93,740	McCormick & Co., Inc. (United States)	7,595,752
		22,939,790
Health Care Equipment & Services: 5.3%
30,460	Cochlear Ltd. (Australia)	4,765,857
29,375	Coloplast A/S - Class B (Denmark)	4,593,150
113,135	CVS Health Corp. (United States)	9,600,636
81,585	Edwards Lifesciences Corp. (United States) (a)	9,236,238
217,570	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	4,785,603
261,075	Ryman Healthcare Ltd. (New Zealand)	2,716,646
4,520	Straumann Holding AG (Switzerland)	8,106,450
64,100	Sysmex Corp. (Japan)	7,961,769
		51,766,349
Household & Personal Products: 2.6%
152,295	Essity AB - Class B (Sweden)	4,723,274
80,700	Kao Corp. (Japan)	4,802,748
18,727	L'Oreal (France) (a)	7,749,281
142,125	Unilever PLC (United Kingdom)	7,677,018
		24,952,321
Insurance: 3.0%
678,535	AIA Group Ltd. (Hong Kong)	7,806,143
32,110	Allianz SE (Germany)	7,194,082
1,305,395	Aviva PLC (United Kingdom)	6,918,432
48,590	The Travelers Companies, Inc. (United States)	7,386,166
		29,304,823
Materials: 5.5%
47,860	Air Liquide SA (France)	7,665,238
95,735	Ball Corp. (United States)	8,613,278
60,845	Croda International PLC (United Kingdom)	6,971,450
35,900	Ecolab, Inc. (United States)	7,489,458
913,905	Klabin SA - ADR (Brazil) (a)	4,051,171
34,635	Koninklijke DSM NV (Netherlands)	6,926,147
91,635	Novozymes A/S - Class B (Denmark)	6,281,698
15,990	Sika AG (Switzerland)	5,055,610
		53,054,050
Media & Entertainment: 3.3%
11,995	Alphabet, Inc. - Class A (United States) (a)	32,068,872

Pharmaceuticals, Biotechnology & Life Sciences: 7.4%
25,670	CSL Ltd. (Australia)	5,363,272
87,030	Dechra Pharmaceuticals PLC (United Kingdom)	5,687,315
51,130	Exact Sciences Corp. (United States) (a)	4,880,358
94,640	Gilead Sciences, Inc. (United States)	6,610,604
13,055	Illumina, Inc. (United States) (a)	5,295,239
114,140	Merck & Co., Inc. (United States)	8,573,055
32,630	Merck KGaA (Germany)	7,062,405
108,780	Novo-Nordisk A/S - Class B (Denmark)	10,485,258
27,990	Roche Holdings AG (Switzerland)	10,215,510
22,080	Waters Corp. (United States) (a)	7,889,184
		72,062,200
Real Estate: 3.1%
29,980	American Tower Corp. - REIT (United States)	7,956,992
1,806,660	Capitaland Ltd. (Singapore)	4,523,968
167,445	Daiwa House Industry Co. Ltd. (Japan)	5,581,780
31,550	Jones Lang LaSalle, Inc. (United States)	7,827,240
60,925	Unibail-Rodamco-Westfield - REIT (France)	4,484,104
		30,374,084
Retailing: 4.0%
221,395	Industria de Diseno Textil SA (Spain)	8,146,365
39,975	Target Corp. (United States)	9,145,081
130,540	The TJX Companies, Inc. (United States)	8,613,029
37,890	Tractor Supply Co. (United States)	7,676,893
206,695	WH Smith PLC (United Kingdom)	4,746,536
		38,327,904
Semiconductors & Semiconductor Equipment: 5.4%
72,340	Applied Materials, Inc. (United States)	9,312,328
159,475	Infineon Technologies AG (Germany)	6,522,219
68,320	NVIDIA Corp. (United States)	14,153,171
129,455	Taiwan Semiconductor Manufacturing Co. Ltd. SA - ADR (Taiwan)	14,453,651
41,335	Texas Instruments, Inc. (United States)	7,945,000
		52,386,369
Software & Services: 11.4%
30,460	Accenture PLC - Class A (Ireland)	9,744,763
22,300	Adobe Systems, Inc. (United States) (a)	12,838,556
88,685	Amadeus IT Holding SA (Spain)	5,832,955
135,975	Dassault Systemes SE (France)	7,155,730
18,495	Intuit, Inc. (United States)	9,978,237
124,665	Microsoft Corp. (United States)	35,145,557
51,670	PayPal Holdings, Inc. (United States) (a)	13,445,050
44,060	SAP SE (Germany)	5,958,178
47,645	Visa, Inc. - Class A (United States)	10,612,924
		110,711,950
Technology Hardware & Equipment: 5.7%
237,145	Apple, Inc. (United States)	33,556,017
144,685	Cisco Systems, Inc. (United States)	7,875,205
32,630	IPG Photonics Corp. (United States) (a)	5,168,592
13,595	Samsung SDI Co. Ltd. (Republic of Korea)	8,112,411
		54,712,225
Telecommunication Services: 1.6%
144,685	BCE, Inc. (Canada)	7,247,958
145,765	Verizon Communications, Inc. (United States)	7,872,768
		15,120,726
Transportation: 2.8%
94,675	Canadian Pacific Railway Ltd. (Canada)	6,182,354
71,700	East Japan Railway Co. (Japan)	5,067,267
19,465	Kuehne + Nagel International AG (Switzerland)	6,645,376
50,035	United Parcel Service, Inc. - Class B (United States)	9,111,373
		27,006,370
Utilities: 2.8%
34,810	American Water Works Co., Inc. (United States)	5,884,283
3,997,190	China Water Affairs Group Ltd. (Hong Kong)	4,466,137
282,830	EDP Renovaveis SA (Spain)	7,017,512
750,600	Interconexion Electrica SA ESP (Colombia)	4,474,662
739,720	Terna Rete Elettrica Nazionale SpA (Italy)	5,249,631
		27,092,225
TOTAL COMMON STOCKS
(Cost $522,642,587)		953,513,152

PREFERRED STOCKS: 0.4%
Banks: 0.4%
802,270	Itau Unibanco Holding SA - ADR (Brazil) (b)	4,227,963

TOTAL PREFERRED STOCKS
(Cost $4,384,072)		4,227,963

SHORT-TERM INVESTMENTS: 0.8%
Money Market Funds: 0.8%
7,512,127	Invesco - Government & Agency Portfolio - Institutional Class, 0.026% (United States) (c)	7,512,127
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,512,127)		7,512,127
TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $534,538,786)		965,253,242
Other Assets in Excess of Liabilities: 0.3%		3,155,372
TOTAL NET ASSETS: 100.0%		$968,408,614

(a)	Non-income producing security.
(b)	There is currently no dividend rate available.
(c)	Annualized seven-day effective yield as of September 30, 2021.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclsuive property of MSCI, Inc. and Standard & Poor's ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Trillium ESG Global Equity Fund (the "Fund").

Country	Portfolio Value	Percent of Net Assets
Australia	$10,129,129	1.0%
Belgium	7,850,472	0.8
Brazil	8,279,134	0.9
Canada	13,430,312	1.4
China	6,681,474	0.7
Colombia	4,474,662	0.5
Denmark	21,360,106	2.2
France	50,048,574	5.2
Germany	34,823,637	3.6
Hong Kong	16,464,816	1.7
India	6,843,417	0.7
Indonesia	4,355,596	0.4
Ireland	36,700,342	3.8
Italy	5,249,631	0.5
Japan	58,943,609	6.1
Kenya	3,382,040	0.3
Mexico	4,671,119	0.5
Netherlands	14,496,618	1.5
New Zealand	7,502,249	0.8
Norway	8,606,558	0.9
Peru	4,042,653	0.4
Portugal	7,012,183	0.7
Republic of Korea	8,112,411	0.8
Singapore	4,523,968	0.5
Spain	20,996,832	2.2
Sweden	22,545,638	2.3
Switzerland	37,120,910	3.8
Taiwan	14,453,651	1.5
United Kingdom	40,290,545	4.2
United States	481,860,956	49.8
Other Assets in Excess of Liabilities:	3,155,372	0.3
	$968,408,614	100.0%

Summary of Fair Value Disclosure at September 30, 2021 (Unaudited)

The Fund, utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Common Stocks	Level 1	Level 2	Level 3	Total
Automobiles & Components	$7,292,826	$12,770,603	$–	$20,063,429
Banks	40,221,748	30,171,168	–	70,392,916
Capital Goods	33,577,027	59,912,606	–	93,489,633
Commercial & Professional Services	11,235,654	13,970,295	–	25,205,949
Consumer Durables & Apparel	17,058,455	12,677,733	–	29,736,188
Consumer Services	20,610,478	4,289,126	–	24,899,604
Diversified Financials	33,262,521	–	–	33,262,521
Food & Staples Retailing	7,012,183	7,570,471	–	14,582,654
Food, Beverage & Tobacco	18,712,431	4,227,359	–	22,939,790
Health Care Equipment & Services	18,836,874	32,929,475	–	51,766,349
Household & Personal Products	–	24,952,321	–	24,952,321
Insurance	7,386,166	21,918,657	–	29,304,823
Materials	20,153,907	32,900,143	–	53,054,050
Media & Entertainment	32,068,872	–	–	32,068,872
Pharmaceuticals, Biotechnology & Life Sciences	38,935,755	33,126,445	–	72,062,200
Real Estate	20,308,200	10,065,884	–	30,374,084
Retailing	25,435,003	12,892,901	–	38,327,904
Semiconductors & Semiconductor Equipment	45,864,150	6,522,219	–	52,386,369
Software & Services	91,765,087	18,946,863	–	110,711,950
Technology Hardware & Equipment	46,599,814	8,112,411	–	54,712,225
Telecommunication Services	15,120,726	–	–	15,120,726
Transportation	15,293,727	11,712,643	–	27,006,370
Utilities	17,376,457	9,715,768	–	27,092,225
Total Common Stocks	584,128,061	369,385,091	–	953,513,152
Preferred Stocks
Banks	4,227,963	–	–	4,227,963
Total Preferred Stocks	4,227,963	–	–	4,227,963
Short-Term Investments	7,512,127	–	–	7,512,127
Total Investments in Securities	$595,868,151	$369,385,091	$–	$965,253,242